UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders

Fidelity®

Michigan Municipal
Income Fund

and

Fidelity

Michigan Municipal Money Market Fund

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Michigan Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Fidelity Michigan Municipal Income Fund	.50%
Actual		$ 1,000.00	$ 1,042.60	$ 2.53
Hypothetical A		$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Michigan Municipal Money Market Fund	.56%
Actual		$ 1,000.00	$ 1,000.20	$ 2.78**
Hypothetical A		$ 1,000.00	$ 1,022.02	$ 2.81**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Michigan Municipal Money Market Fund would have been .60% and the expenses paid in the actual and hypothetical examples above would have been $2.98 and $3.01, respectively.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	46.2	47.2
Water & Sewer	19.1	16.4
Health Care	11.7	9.3
Special Tax	5.8	6.4
Escrowed/Pre-Refunded	5.6	8.8
Weighted Average Maturity as of June 30, 2009
		6 months ago
Years	8.2	9.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	6.8	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
AAA 7.4%	AAA 6.2%
AA,A 82.0%	AA,A 81.4%
BBB 7.6%	BBB 11.2%
BB and Below 1.2%	BB and Below 0.1%
Not Rated 0.5%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) 5% 10/1/16	$ 1,045,000	$ 1,033,066
Series 2006 A, 5% 10/1/23	1,000,000	869,530
		1,902,596
Michigan - 96.4%
Algonac Cmnty. Schools Series I, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,609,445
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,750,895
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,736,256
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) Series 2003, 5% 5/1/29	2,155,000	2,170,645
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,522,669
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,551,384
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,541,000	3,155,134
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,399,838
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	8,055,700
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,123,881
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,466,078
5.25% 5/1/18	1,100,000	1,171,038
Carman-Ainsworth Cmnty. School District:
5% 5/1/16 (FSA Insured)	1,000,000	1,093,730
5% 5/1/17 (FSA Insured)	2,065,000	2,236,891
Carrier Creek Drainage District #326:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,773,835
5% 6/1/25 (AMBAC Insured)	1,775,000	1,837,232
Charles Stewart Mott Cmnty. College 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,791,597
Chelsea School District:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,928,705
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,869,551
Clarkston Cmnty. Schools:
Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	1,150,000	1,302,881
5% 5/1/15 (FSA Insured)	1,905,000	2,036,578
5% 5/1/16 (FSA Insured)	1,855,000	1,972,626
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	$ 1,000,000	$ 1,098,740
Constantine Pub. Schools 5% 5/1/25	1,130,000	1,153,809
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series B, 5% 5/1/33	1,800,000	1,513,404
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	4,488,650
Series 2005 A, 5.25% 5/1/30	5,000,000	4,531,550
Series A, 5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,116,470
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,116,621
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,004,170
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,749,180
Detroit Gen. Oblig.:
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,427,312
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	1,930,580
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,808,479
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	1,971,539
Series B1, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,544,070
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (c)	1,250,000	1,341,825
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,803,545
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,023,722
Series A:
0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	5,440,936
5% 7/1/32 (FSA Insured)	535,000	497,256
Series B:
5% 7/1/15 (FGIC Insured)	1,085,000	1,085,543
5% 7/1/36	7,800,000	6,571,890
5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,097,214
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,655,478
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,403,800
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,769,424
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2006 B, 7% 7/1/36 (FSA Insured)	$ 2,700,000	$ 3,003,615
Series A:
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,002,890
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,985,840
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,052,441
5.75% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,175,782
Series B, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,921,150
Series C, 5% 7/1/33 (FSA Insured)	5,000,000	4,644,000
DeWitt Pub. Schools:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,638,047
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,701,094
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,014,110
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,057,462
Durand Area Schools Gen. Oblig.:
5% 5/1/27 (FSA Insured)	1,225,000	1,269,284
5% 5/1/28 (FSA Insured)	1,250,000	1,287,750
5% 5/1/29 (FSA Insured)	1,275,000	1,303,726
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,536,677
5% 5/1/17 (FSA Insured)	1,985,000	2,124,089
5.5% 5/1/17	1,690,000	1,770,022
East Lansing School District Gen. Oblig. Series B, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,558,099
Farmington Pub. School District 5% 5/1/18 (FSA Insured)	4,500,000	4,854,870
Fenton Area Pub. Schools 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,945,649
Ferris State Univ. Rev.:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,343,051
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,400,282
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,156,818
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Fraser Pub. School District: - continued
5% 5/1/17 (FSA Insured)	$ 1,615,000	$ 1,713,515
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,358,189
5% 5/1/17 (FSA Insured)	1,390,000	1,501,895
5% 5/1/19 (FSA Insured)	1,205,000	1,290,338
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,442,018
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,583,170
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,338,474
5% 5/1/17 (FSA Insured)	1,230,000	1,325,645
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.):
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,226,677
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,351,922
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,377,701
Grand Rapids Cmnty. College:
5% 5/1/17 (FSA Insured)	1,315,000	1,496,062
5% 5/1/19 (FSA Insured)	1,315,000	1,450,905
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,160,000	3,016,915
Grand Rapids San. Swr. Sys. Rev.:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,003,060
5% 1/1/38	3,320,000	3,295,034
Grand Rapids Wtr. Supply Sys.:
Series 2009, 5.1% 1/1/39 (Assured Guaranty Corp. Insured)	2,500,000	2,451,400
5% 1/1/35 (FGIC Insured)	5,000,000	5,002,700
Grand Valley Michigan State Univ. Rev.:
Series 2009, 5.625% 12/1/29	2,400,000	2,430,984
Series A:
5% 12/1/19 (AMBAC Insured)	500,000	542,425
5% 12/1/33 (FSA Insured)	5,000,000	5,010,450
Grosse Ile Township School District Unltd. Tax Gen. Oblig.:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	1,976,852
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	1,941,966
Harper Creek Cmnty. School District (School Bldg. & Site Proj.):
4.75% 5/1/27 (FSA Insured)	500,000	507,895
5.25% 5/1/21 (FSA Insured)	2,000,000	2,198,180
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Harper Creek Cmnty. School District (School Bldg. & Site Proj.): - continued
5.25% 5/1/24 (FSA Insured)	$ 2,100,000	$ 2,262,603
Haslett Pub. Schools 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,181,939
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	1,108,937
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,071,240
Huron Valley School District:
0% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,464,950
0% 5/1/11 (FGIC Insured)	5,830,000	5,638,893
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,420,000	1,335,794
5.25% 5/1/16	2,450,000	2,639,165
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.):
Series 2003 B, 5.25% 5/15/14 (FSA Insured)	1,200,000	1,255,860
Series A, 5% 5/15/13 (FSA Insured)	2,125,000	2,247,676
Series B:
4% 5/15/11 (FSA Insured)	185,000	188,147
4% 5/15/12 (FSA Insured)	2,125,000	2,162,868
5% 5/15/13 (FSA Insured)	2,125,000	2,217,161
Kalamazoo Pub. Schools:
5% 5/1/17 (FSA Insured)	3,165,000	3,458,680
5.25% 5/1/16 (FSA Insured)	1,500,000	1,728,645
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	2,470,000	2,628,969
(Spectrum Health Sys. Proj.):
Series 1998 A:
5.375% 1/15/11	2,420,000	2,444,248
5.375% 1/15/12	2,505,000	2,541,498
Series 2008 A, 5.5%, tender 1/15/15 (a)	3,525,000	3,634,839
L'Anse Creuse Pub. Schools 5% 5/1/24 (FSA Insured)	1,350,000	1,402,340
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,820,240
Lapeer Cmnty. Schools 5% 5/1/22 (FSA Insured)	1,395,000	1,494,519
Lincoln Consolidated School District:
5% 5/1/14 (FSA Insured)	1,460,000	1,635,273
5% 5/1/16 (FSA Insured)	1,425,000	1,610,777
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2008 I, 6% 10/15/38	5,000,000	5,197,650
Series III, 5% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	1,049,490
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,122,500
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	$ 5,365,000	$ 5,759,703
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,136,900
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (b)	3,000,000	3,030,810
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 1999 B3, 2.75%, tender 8/15/10 (a)	5,000,000	5,010,250
Series A, 5%, tender 4/1/11	2,040,000	2,126,394
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	468,131
5.5% 3/1/14	1,300,000	1,326,585
5.5% 3/1/15	1,985,000	2,012,333
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (c)	1,000,000	1,003,300
(Henry Ford Health Sys. Proj.):
Series 1992 A, 6% 9/1/12 (Escrowed to Maturity) (c)	1,500,000	1,703,085
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	2,000,000	2,267,260
Series 2006 A:
5% 11/15/09	650,000	656,903
5% 11/15/12	1,485,000	1,507,824
5% 11/15/14	1,000,000	997,610
5% 11/15/17	1,000,000	946,010
(McLaren Health Care Corp. Proj.) Series 2008 A:
5% 5/15/11	1,100,000	1,109,053
5.25% 5/15/15	1,615,000	1,609,267
5.75% 5/15/38	7,000,000	6,429,290
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,507,725
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (c)	1,500,000	1,504,485
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,457,571
6% 8/15/10 (Escrowed to Maturity) (c)	1,265,000	1,269,541
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,507,725
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,061,320
Series 2009 A, 6.125% 6/1/39	3,740,000	3,741,122
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Oakwood Hosp. Proj.) Series A, 5% 7/15/17	$ 1,000,000	$ 924,970
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	3,000,000	3,095,850
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (c)	570,000	603,100
(Sparrow Hosp. Obligated Group Proj.):
Series 2001:
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (c)	1,435,000	1,584,527
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (c)	4,500,000	4,981,905
Series 2007:
5% 11/15/17	535,000	528,858
5% 11/15/18	725,000	701,568
5% 11/15/19	1,000,000	951,270
5% 11/15/20	2,000,000	1,877,380
(Trinity Health Sys. Proj.):
Series 2000 A, 6% 12/1/27	1,535,000	1,628,021
Series 2008 A, 6.5% 12/1/33	5,000,000	5,332,700
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,026,898
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,873,707
(Local Govt. Ln. Prog.):
Series B, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,052,806
Series CA, 0% 6/15/13 (FSA Insured)	3,625,000	3,291,935
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,167,210
7.5% 11/1/09 (AMBAC Insured)	5,000	5,000
(State Clean Wtr. Revolving Fund Proj.) 5% 10/1/27	3,725,000	3,794,881
Series 2009, 5% 10/1/26	5,000,000	5,161,450
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,481,390
5% 10/1/18	8,460,000	9,316,237
5% 10/1/23	5,000,000	5,121,800
5.375% 10/1/19	2,005,000	2,122,754
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	856,040
Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	9,431,204
Michigan Technological Univ.:
5% 10/1/38 (Assured Guaranty Corp. Insured)	1,200,000	1,176,408
5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,157,131
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A:
6% 6/1/34	$ 3,000,000	$ 2,130,210
6% 6/1/48	4,000,000	2,381,840
Michigan Trunk Line Fund Rev.:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	3,481,243
5.5% 11/1/16	3,000,000	3,321,030
5.25% 11/1/15 (FGIC Insured)	5,000,000	5,512,850
5.25% 10/1/16 (FSA Insured)	3,000,000	3,150,690
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,320,499
Montague Pub. School District:
5.5% 5/1/16	430,000	458,075
5.5% 5/1/17	430,000	455,779
5.5% 5/1/19	430,000	451,130
New Lothrop Area Pub. Schools Gen. Oblig. 5% 5/1/35 (FSA Insured)	1,000,000	1,003,150
North Kent Swr. Auth. Wtr. & Swr. Rev.:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	448,875
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	518,886
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,723,927
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,343,651
Northern Michigan Univ. Revs. 5.125% 12/1/35 (FSA Insured)	2,750,000	2,776,290
Northview Pub. Schools District 5% 5/1/21 (FSA Insured)	1,070,000	1,143,873
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,728,466
5% 5/1/16 (FSA Insured)	1,475,000	1,605,080
5% 5/1/17 (FSA Insured)	3,675,000	3,968,045
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	287,132
5.5% 4/1/15 (FGIC Insured)	170,000	171,166
Okemos Pub. School District:
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,328,925
0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,517,250
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	$ 1,010,000	$ 1,085,114
5.25% 5/1/27 (FSA Insured)	1,135,000	1,193,793
Petoskey Pub. School District:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,594,765
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,272,161
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,095,290
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,006,526
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,025,020
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,161,480
5% 5/1/16 (FSA Insured)	1,025,000	1,118,234
Plymouth-Canton Cmnty. School District 5% 5/1/20 (FSA Insured)	5,000,000	5,209,600
Portage Pub. Schools 5% 5/1/22 (FSA Insured)	4,300,000	4,551,120
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.):
5% 5/1/31 (FSA Insured)	2,080,000	2,094,602
5% 5/1/34 (FSA Insured)	2,320,000	2,331,345
5% 5/1/38 (FSA Insured)	1,000,000	987,890
Riverview Cmnty. School District:
5% 5/1/14	655,000	722,937
5% 5/1/15	955,000	1,047,263
5% 5/1/17	1,000,000	1,071,440
5% 5/1/18	1,000,000	1,063,660
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,653,534
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,077,356
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,100,000	3,508,301
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,606,380
Saginaw Valley State Univ. Rev. 5% 7/1/37 (FSA Insured)	2,880,000	2,854,253
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,475,137
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Saint Clair County Gen. Oblig.: - continued
5% 4/1/19 (AMBAC Insured)	$ 1,475,000	$ 1,552,939
Shepherd Pub. Schools 5% 5/1/17 (FSA Insured)	1,025,000	1,162,309
South Haven Gen. Oblig.:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,523,250
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,001,950
South Redford School District 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,225,463
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735,000	1,790,277
Three Rivers Cmnty. Schools:
5% 5/1/14 (FSA Insured)	1,765,000	1,981,160
5% 5/1/16 (FSA Insured)	1,750,000	1,983,940
Troy School District:
5% 5/1/15	2,135,000	2,321,193
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,127,650
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,130,370
Utica Cmnty. Schools:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,099,300
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,195,780
5% 5/1/17	3,000,000	3,157,890
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (c)	2,250,000	2,544,660
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,135,560
Waverly Cmnty. School District 5% 5/1/17 (FSA Insured)	3,090,000	3,365,937
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,022,630
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	210,000	212,207
Western Michigan Univ. Rev.:
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,649,970
5% 11/15/35 (FGIC Insured)	5,435,000	5,073,083
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,059,930
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/17 (FSA Insured)	1,875,000	2,020,800
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,001,840
Zeeland Pub. Schools:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,170,063
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Zeeland Pub. Schools: - continued
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 995,000	$ 1,050,909
5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,135,145
		573,956,482
Puerto Rico - 1.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,342,336
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,023,470
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	1,962,420
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	3,400,000	473,892
Series 2009 A, 6% 8/1/42	3,000,000	2,924,130
		7,726,248
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	2,200,000	1,799,050
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/31	2,730,000	2,265,463
		4,064,513
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $588,093,662)	587,649,839
NET OTHER ASSETS - 1.3%	7,579,867
NET ASSETS - 100%	$ 595,229,706
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	46.2%
Water & Sewer	19.1%
Health Care	11.7%
Special Tax	5.8%
Escrowed/Pre-Refunded	5.6%
Education	5.5%
Others* (individually less than 5%)	6.1%
100.0%
*Includes net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $4,561 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $588,093,662)		$ 587,649,839
Cash		7,113,141
Receivable for investments sold		68,456
Receivable for fund shares sold		529,340
Interest receivable		6,371,277
Prepaid expenses		2,698
Other receivables		3,543
Total assets		601,738,294

Liabilities
Payable for investments purchased	$ 5,145,017
Payable for fund shares redeemed	331,986
Distributions payable	717,426
Accrued management fee	182,100
Other affiliated payables	108,638
Other payables and accrued expenses	23,421
Total liabilities		6,508,588

Net Assets		$ 595,229,706
Net Assets consist of:
Paid in capital		$ 595,099,282
Undistributed net investment income		80,986
Accumulated undistributed net realized gain (loss) on investments		493,261
Net unrealized appreciation (depreciation) on investments		(443,823)
Net Assets, for 51,570,157 shares outstanding		$ 595,229,706
Net Asset Value, offering price and redemption price per share ($595,229,706 ÷ 51,570,157 shares)		$ 11.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 13,053,807

Expenses
Management fee	$ 1,084,997
Transfer agent fees	245,793
Accounting fees and expenses	71,498
Custodian fees and expenses	3,898
Independent trustees' compensation	1,051
Registration fees	17,605
Audit	22,649
Legal	1,072
Miscellaneous	5,822
Total expenses before reductions	1,454,385
Expense reductions	(4,696)	1,449,689
Net investment income		11,604,118
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		652,710
Change in net unrealized appreciation (depreciation) on investment securities		12,101,523
Net gain (loss)		12,754,233
Net increase (decrease) in net assets resulting from operations		$ 24,358,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,604,118	$ 23,865,195
Net realized gain (loss)	652,710	44,585
Change in net unrealized appreciation (depreciation)	12,101,523	(25,883,831)
Net increase (decrease) in net assets resulting from operations	24,358,351	(1,974,051)
Distributions to shareholders from net investment income	(11,589,423)	(23,855,172)
Distributions to shareholders from net realized gain	(50,389)	(255,599)
Total distributions	(11,639,812)	(24,110,771)
Share transactions Proceeds from sales of shares	55,046,400	121,916,853
Reinvestment of distributions	7,208,351	14,616,764
Cost of shares redeemed	(48,598,083)	(134,236,975)
Net increase (decrease) in net assets resulting from share transactions	13,656,668	2,296,642
Redemption fees	2,344	7,742
Total increase (decrease) in net assets	26,377,551	(23,780,438)

Net Assets
Beginning of period	568,852,155	592,632,593
End of period (including undistributed net investment income of $80,986 and undistributed net investment income of $66,291, respectively)	$ 595,229,706	$ 568,852,155
Other Information Shares
Sold	4,770,586	10,529,456
Issued in reinvestment of distributions	624,403	1,273,539
Redeemed	(4,209,793)	(11,819,551)
Net increase (decrease)	1,185,196	(16,556)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.76	$ 11.82	$ 11.84	$ 12.11	$ 12.22
Income from Investment Operations
Net investment income D	.228	.457	.461	.469	.472	.491
Net realized and unrealized gain (loss)	.251	(.465)	(.031)	.041	(.155)	(.026)
Total from investment operations	.479	(.008)	.430	.510	.317	.465
Distributions from net investment income	(.228)	(.457)	(.462)	(.470)	(.472)	(.490)
Distributions from net realized gain	(.001)	(.005)	(.028)	(.060)	(.115)	(.085)
Total distributions	(.229)	(.462)	(.490)	(.530)	(.587)	(.575)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.54	$ 11.29	$ 11.76	$ 11.82	$ 11.84	$ 12.11
Total Return B, C	4.26%	(.06)%	3.73%	4.41%	2.67%	3.90%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.49%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.50% A	.49%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.50% A	.47%	.44%	.44%	.45%	.48%
Net investment income	3.99% A	3.96%	3.94%	3.98%	3.94%	4.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 595,230	$ 568,852	$ 592,633	$ 571,869	$ 565,484	$ 559,883
Portfolio turnover rate	11% A	19%	15%	17%	23%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/09	% of fund's investments 12/31/08	% of fund's investments 6/30/08
0 - 30	81.6	91.6	91.0
31 - 90	8.1	3.8	4.1
91 - 180	6.5	0.5	3.5
181 - 397	3.8	4.1	1.4
Weighted Average Maturity
	6/30/09	12/31/08	6/30/08
Fidelity Michigan Municipal Money Market Fund	27 Days	18 Days	16 Days
All Tax-Free Money Market Funds Average*	26 Days	29 Days	27 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
Variable Rate Demand Notes (VRDNs) 66.2%	Variable Rate Demand Notes (VRDNs) 78.3%
Commercial Paper (including CP Mode) 7.9%	Commercial Paper (including CP Mode) 5.3%
Municipal Notes 1.9%	Municipal Notes 2.6%
Fidelity Municipal Cash Central Fund 12.2%	Fidelity Municipal Cash Central Fund 5.4%
Other Investments 10.1%	Other Investments 2.7%
Net Other Assets 1.7%	Net Other Assets 5.7%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.3%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 1.75%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 900,000	$ 900,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 1% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	400,000	400,000
Series 2008 B3, 1.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	700,000	700,000
		1,100,000
Georgia - 0.2%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 1.5%, LOC Bayerische Landesbank, VRDN (b)	1,535,000	1,535,000
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A5, 0.56%, LOC Bank of America NA, VRDN (b)(e)	3,200,000	3,200,000
Kentucky - 0.5%
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 3.5%, VRDN (b)(e)	4,500,000	4,500,000
Michigan - 78.6%
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Bonds Series 2009, 5% 5/1/10	2,000,000	2,074,968
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	1,900,000	1,900,000
Eastern Michigan Univ. Revs. Series 2009 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	27,000,000	27,000,000
Grand Rapids and Kent County Joint Bldg. Auth. Bonds (Devos Place Proj.) Series 2001, 5% 12/1/09	1,000,000	1,018,135
Kalamazoo Econ. Dev. Corp. Rev. Bonds (Heritage Cmnty. of Kalamazoo Proj.) Series 1999, 7.5% 5/15/29 (Pre-Refunded to 5/15/10 @ 102) (f)	2,000,000	2,162,450
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2008 B1, 2.32%, LOC RBS Citizens NA, VRDN (b)	19,800,000	19,800,000
Series 2008 C, 0.3%, LOC Bank of New York, New York, VRDN (b)	12,100,000	12,100,000
L'Anse Creuse Pub. Schools Bonds:
3.5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	700,000	715,672
5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	4,575,000	4,740,502
Lake Orion Cmnty. School District Bonds Series 2007 A, 5.5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	900,000	937,473
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Marquette City Hosp. Fin. Auth. Rev. (Marquette Gen. Hosp. Proj.) Series A, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 1,455,000	$ 1,455,000
Michigan Bldg. Auth. Rev.:
Bonds:
(State Police Communications Sys. Proj.) Series 2004, 5% 10/1/09	1,055,000	1,065,770
(State Police Communications Sys., Phase II Proj.) Series 2000, 5.5% 10/1/09 (Escrowed to Maturity) (f)	3,000,000	3,037,057
Series 2001-I, 5.5% 10/15/09 (Escrowed to Maturity) (f)	2,510,000	2,546,069
Series I, 5% 10/15/09	1,000,000	1,012,348
Series 2007 I, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	42,900,000	42,900,000
Series 5, 0.4% 8/6/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	26,830,000	26,830,000
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.27%, LOC Wachovia Bank NA, VRDN (b)	900,000	900,000
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (f)	24,000,000	24,746,851
Participating VRDN Series ROC II R 11676, 0.35% (Liquidity Facility Citibank NA) (b)(g)	3,870,000	3,870,000
(Ascension Health Cr. Group Proj.):
Series 2008 B2, 0.17%, VRDN (b)	24,275,000	24,275,000
Series 2008 B4, 0.17%, VRDN (b)	9,500,000	9,500,000
Series 2008 B5, 0.17%, VRDN (b)	4,000,000	4,000,000
Series 2008 B7, 0.17%, VRDN (a)(b)	24,800,000	24,800,000
Series 2008 B8, 0.17%, VRDN (b)	11,950,000	11,950,000
(Henry Ford Health Sys. Proj.):
Series 2006 B, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (b)	32,290,000	32,290,000
Series 2006 C, 2.32%, LOC RBS Citizens NA, VRDN (b)	11,700,000	11,700,000
(Hosp. Equip. Ln. Prog.) Series B, 0.39%, LOC Bank of America NA, VRDN (b)	5,150,000	5,150,000
(McLaren Health Care Corp. Proj.):
Series 2008 B1, 0.21%, LOC JPMorgan Chase Bank, VRDN (b)	1,500,000	1,500,000
Series 2008 B3, 0.21%, LOC JPMorgan Chase Bank, VRDN (b)	24,000,000	24,000,000
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.45%, LOC Banco Santander SA, VRDN (b)	7,710,000	7,710,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.):
Series 2005 E, 0.17%, VRDN (b)	$ 11,810,000	$ 11,810,000
Series 2005 F, 0.15%, VRDN (b)	16,710,000	16,710,000
Series 2008 C:
0.5% 8/6/09, CP	23,400,000	23,400,000
0.55% 8/11/09, CP	23,400,000	23,400,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.38%, LOC Citibank NA, VRDN (b)(e)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.38%, LOC Citibank NA, VRDN (b)(e)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.38%, LOC Citibank NA, VRDN (b)(e)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	1,105,000	1,105,000
(Hunt Club Apts. Proj.) 0.39%, LOC Fannie Mae, VRDN (b)(e)	7,095,000	7,095,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	800,000	800,000
Michigan Muni. Bond Auth. Rev.:
Bonds:
Series 2001, 5% 10/1/09	1,000,000	1,009,367
Series 2002, 5.25% 10/1/09	11,970,000	12,096,441
Series C, 5% 5/1/10	6,500,000	6,732,368
Participating VRDN Series Putters 3263, 0.28% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	1,375,000	1,375,000
BAN Series 2008, 3% 7/15/09	11,200,000	11,209,093
Michigan Pub. Pwr. Agcy. Rev. Bonds (Belle River Proj.) Series 2002 A, 5.25% 1/1/10	9,730,000	9,946,099
Michigan State Univ. Revs. 0.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	25,700,000	25,700,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.7%, LOC Bank of America NA, VRDN (b)(e)	1,320,000	1,320,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 0.55%, LOC Bank of America NA, VRDN (b)(e)	8,415,000	8,415,000
(Bosal Ind. Proj.) Series 1998, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,500,000	7,500,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(CJS Properties LLC Proj.) 0.75%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 1,300,000	$ 1,300,000
(Consumers Energy Co. Proj.):
0.25%, LOC Wells Fargo Bank NA, VRDN (b)	17,500,000	17,500,000
0.3%, LOC Wells Fargo Bank NA, VRDN (b)(e)	9,000,000	9,000,000
(Detroit Symphony Orchestra Proj.):
Series 2001 A, 0.3%, LOC Bank of America NA, VRDN (b)	11,500,000	11,500,000
Series 2001 B, 0.23%, LOC Bank of America NA, VRDN (b)	20,755,000	20,755,000
(Doss Ind. Dev. Co. Proj.) 3%, LOC JPMorgan Chase Bank, VRDN (b)(e)	400,000	400,000
(Grand Rapids Art Museum Proj.) 0.4%, LOC Bank of America NA, VRDN (b)	6,125,000	6,125,000
(Holland Plastics Corp. Proj.) 0.7%, LOC Bank of America NA, VRDN (b)(e)	3,040,000	3,040,000
(John H. Dekker & Sons Proj.) Series 1998, 0.68%, LOC Bank of America NA, VRDN (b)(e)	635,000	635,000
(Orchestra Place Renewal Proj.) Series 2000, 0.32%, LOC ABN-AMRO Bank NV, VRDN (b)	9,720,000	9,720,000
(Pioneer Laboratories, Inc. Proj.) 0.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,100,000	2,100,000
(S&S LLC Proj.) Series 2000, 0.61%, LOC Bank of America NA, VRDN (b)(e)	1,405,000	1,405,000
(Temperance Enterprise Proj.) Series 1996, 1.5%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	720,000	720,000
(The Spiratex Co. Proj.) Series 1994, 3%, LOC JPMorgan Chase Bank, VRDN (b)(e)	200,000	200,000
(Trilan LLC Proj.) 1.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,200,000	2,200,000
(Van Andel Research Institute Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (b)	14,525,000	14,525,000
(W.H. Porter, Inc. Proj.) Series 2001, 0.55%, LOC Bank of America NA, VRDN (b)(e)	2,220,000	2,220,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	11,430,000	11,430,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.35%, LOC Bank of America NA, VRDN (b)	8,400,000	8,400,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 0.32%, LOC Barclays Bank PLC, VRDN (b)(e)	12,744,000	12,744,000
Michigan Trunk Line Fund Rev. Bonds Series 2006, 5% 11/1/09	9,285,000	9,402,748
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Northern Michigan Univ. Revs. Bonds Series 2006 A, 5% 12/1/09	$ 1,500,000	$ 1,524,383
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	6,300,000	6,300,000
(Pratt & Miller Engineering & Fabrication, Inc. Proj.) Series 2004, 0.7%, LOC Bank of America NA, VRDN (b)(e)	2,520,000	2,520,000
Troy School District Bonds Series 2004, 5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	7,230,000	7,472,173
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 0.38%, LOC KBC Bank NV, VRDN (b)	6,300,000	6,300,000
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 2.5%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	24,400,000	24,400,000
Series 2008 E, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	6,900,000	6,900,000
Series 2008 F, 0.34%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,000,000	4,000,000
Western Michigan Univ. Rev. Bonds Series 2009, 3% 11/15/09	1,525,000	1,535,723
		729,129,690
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C1, 1.5%, LOC Bayerische Landesbank, VRDN (b)(e)	900,000	900,000
North Carolina - 0.1%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.35%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	595,000	595,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.5%, VRDN (b)(e)	3,700,000	3,700,000
Puerto Rico - 4.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.49%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	4,000,000	4,000,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A6, 0.22%, LOC UBS AG, VRDN (b)	8,000,000	8,000,000
Series 2007 A8, 0.07%, LOC Wachovia Bank NA, VRDN (b)	2,200,000	2,200,000
Series 2007 A9, 0.07%, LOC Wachovia Bank NA, VRDN (b)	6,800,000	6,800,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.: - continued
Series 2008 B, 0.22%, LOC Wachovia Bank NA, VRDN (b)	$ 13,300,000	$ 13,300,000
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	3,000,000	3,003,294
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	1,700,000	1,701,867
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	1,500,000	1,501,645
		40,506,806
Tennessee - 0.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2001, 0.32%, LOC Bank of America NA, VRDN (b)	4,600,000	4,600,000
Texas - 0.1%
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2007, 0.35%, VRDN (b)(e)	1,200,000	1,200,000
Virginia - 0.6%
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.4% (Liquidity Facility Citibank NA) (b)(g)	5,800,000	5,800,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.75%, LOC Fortis Banque SA, VRDN (b)(e)	800,000	800,000
	Shares
Other - 12.2%
Fidelity Municipal Cash Central Fund, 0.39% (c)(d)	112,799,000	112,799,000
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $911,265,496)		911,265,496
NET OTHER ASSETS - 1.7%		16,057,351
NET ASSETS - 100%		$ 927,322,847
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 224,403
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $798,466,496)	$ 798,466,496
Fidelity Central Funds (cost $112,799,000)	112,799,000
Total Investments (cost $911,265,496)		$ 911,265,496
Cash		15,440,354
Receivable for fund shares sold		6,958,204
Interest receivable		1,755,038
Distributions receivable from Fidelity Central Funds		35,265
Prepaid expenses		103,419
Receivable from investment adviser for expense reductions		2,504
Other affiliated receivables		33,917
Other receivables		3,546
Total assets		935,597,743

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,000,038
Payable for fund shares redeemed	5,699,005
Distributions payable	174
Accrued management fee	286,042
Other affiliated payables	270,478
Other payables and accrued expenses	19,159
Total liabilities		8,274,896

Net Assets		$ 927,322,847
Net Assets consist of:
Paid in capital		$ 926,961,648
Undistributed net investment income		54,933
Accumulated undistributed net realized gain (loss) on investments		306,266
Net Assets, for 926,370,904 shares outstanding		$ 927,322,847
Net Asset Value, offering price and redemption price per share ($927,322,847 ÷ 926,370,904 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 2,735,217
Income from Fidelity Central Funds		224,403
Total income		2,959,620

Expenses
Management fee	$ 1,859,636
Transfer agent fees	773,347
Accounting fees and expenses	58,667
Custodian fees and expenses	6,612
Independent trustees' compensation	1,822
Registration fees	23,208
Audit	16,227
Legal	2,258
Money Market Guarantee Program Fee	230,054
Miscellaneous	8,335
Total expenses before reductions	2,980,166
Expense reductions	(188,528)	2,791,638
Net investment income		167,982
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29,675
Net increase in net assets resulting from operations		$ 197,657

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 167,982	$ 18,902,432
Net realized gain (loss)	29,675	307,279
Net increase in net assets resulting from operations	197,657	19,209,711
Distributions to shareholders from net investment income	(165,398)	(18,903,617)
Distributions to shareholders from net realized gain	(30,688)	-
Total distributions	(196,086)	(18,903,617)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,135,181,264	3,391,598,245
Reinvestment of distributions	192,652	18,550,217
Cost of shares redeemed	(1,329,877,661)	(3,376,217,032)
Net increase (decrease) in net assets and shares resulting from share transactions	(194,503,745)	33,931,430
Total increase (decrease) in net assets	(194,502,174)	34,237,524

Net Assets
Beginning of period	1,121,825,021	1,087,587,497
End of period (including undistributed net investment income of $54,933 and undistributed net investment income of $52,349, respectively)	$ 927,322,847	$ 1,121,825,021

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.017	.032	.030	.020	.007
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	-	.017	.032	.030	.020	.007
Distributions from net investment income	- F	(.017)	(.032)	(.030)	(.020)	(.007)
Distributions from net realized gain	-F	-	- F	-	- F	-
Total distributions	-F	(.017)	(.032)	(.030)	(.020)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.02%	1.68%	3.21%	3.01%	1.99%	.73%
Ratios to Average Net Assets D, E
Expenses before reductions	.60% A	.54%	.54%	.56%	.56%	.57%
Expenses net of fee waivers, if any	.56% A	.54%	.54%	.55%	.55%	.57%
Expenses net of all reductions	.56% A	.48%	.42%	.41%	.46%	.55%
Net investment income	.03% A	1.66%	3.15%	2.97%	1.97%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 927,323	$ 1,121,825	$ 1,087,587	$ 864,963	$ 695,051	$ 608,121

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. For the Income Fund, changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value. All inputs used to value investments as of June 30, 2009, for the Money Market Fund are categorized as Level 2 in the disclosure hierarchy.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

which may differ from generally accepted accounting principles. In addition, the Money Market Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Michigan Municipal Income Fund	$ 588,041,385	$ 14,764,873	$ (15,156,419)	$ (391,546)
Fidelity Michigan Municipal Money Market Fund	911,265,496	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, for the Income Fund aggregated $43,726,334 and $30,838,024, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%	|
Fidelity Michigan Municipal Money Market Fund	.16%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Michigan Municipal Income Fund	$ 1,763

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Michigan Municipal Money Market Fund	.55%	$ 13,270

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market Fund. The amount of the waiver is $170,760.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Michigan Municipal Income Fund	$ 4,696	$ -	$ -
Fidelity Michigan Municipal Money Market Fund	3,720	750	28

Semiannual Report

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Money Market Fund's cash position may be significant during the period.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Michigan Municipal Money Market Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	1,062,804,275.68	93.287
Withheld	76,479,112.93	6.713
TOTAL	1,139,283,388.61	100.000
Albert R. Gamper, Jr.
Affirmative	1,063,829,833.21	93.377
Withheld	75,453,555.40	6.623
TOTAL	1,139,283,388.61	100.000
Abigail P. Johnson
Affirmative	1,063,010,736.31	93.305
Withheld	76,272,652.30	6.695
TOTAL	1,139,283,388.61	100.000
Arthur E. Johnson
Withheld	75,048,755.23	6.587
TOTAL	1,139,283,388.61	100.000
Affirmative	1,064,234,633.38	93.413
Michael E. Kenneally
Affirmative	1,066,369,026.63	93.600
Withheld	72,914,361.98	6.400
TOTAL	1,139,283,388.61	100.000
James H. Keyes
Affirmative	1,064,690,310.64	93.453
Withheld	74,593,077.97	6.547
TOTAL	1,139,283,388.61	100.000
Marie L. Knowles
Affirmative	1,063,415,425.04	93.341
Withheld	75,867,963.57	6.659
TOTAL	1,139,283,388.61	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	1,064,071,271.06	93.398
Withheld	75,212,117.55	6.602
TOTAL	1,139,283,388.61	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

A special meeting of Fidelity Michigan Municipal Income Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Michigan Municipal Income Fund / Fidelity Michigan Municipal Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

Fidelity Research & Analysis Company

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MIR-USAN-0809
1.787785.106

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ohio Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Fidelity Ohio Municipal Income Fund	.50%
Actual		$ 1,000.00	$ 1,056.90	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Ohio Municipal Money Market Fund	.58%
Actual		$ 1,000.00	$ 1,001.30	$ 2.88
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.4	41.4
Education	13.7	13.3
Health Care	12.5	12.5
Water & Sewer	10.9	11.1
Special Tax	4.4	5.8
Weighted Average Maturity as of June 30, 2009
		6 months ago
Years	9.3	11.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	7.7	7.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
AAA 8.1%	AAA 8.8%
AA,A 79.5%	AA,A 79.3%
BBB 9.2%	BBB 10.0%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 2.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 1.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,391,248
Ohio - 96.3%
Adams County Valley Local School District (Adams & Highland County Proj.) Series 1995, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,000,480
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,527,105
5% 1/1/15	1,275,000	1,298,855
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,374,525
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,630,096
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,630,408
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	1,400,000	1,405,600
American Muni. Pwr.-Ohio, Inc. Rev. (Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	3,954,136
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,035,100
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,032,273
5% 12/1/37	1,095,000	1,086,733
Avon Lake City School District Series 2005, 5% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,205,000	1,360,891
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,236,590
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,008,980
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	4,000,000	2,572,160
Series A-2, 6.5% 6/1/47	5,800,000	3,593,332
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,890,000	2,170,533
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,202,074
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,690,950
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,125,757
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,030,000	$ 1,093,088
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915,000	2,066,860
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,609,365
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,351,180
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,011,110
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	2,500,000	2,530,675
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,696,665
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,178,749
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,218,944
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,272,932
5.25% 11/15/23 (FGIC Insured)	1,885,000	1,974,161
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,407,927
5.25% 12/1/19 (FSA Insured)	1,045,000	1,116,018
5.25% 12/1/23 (FSA Insured)	1,000,000	1,049,210
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,767,750
Cleveland Pub. Pwr. Sys. Rev. Series A:
0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	385,000	374,732
0% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395,000	2,285,716
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490,000	2,571,772
Series 2004, 5% 6/1/34 (FGIC Insured)	5,000,000	4,800,350
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,450,000	2,583,648
Series H, 5.75% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	45,008
Series 2007 O, 5% 1/1/37	3,000,000	2,942,850
Columbus City School District (School Facilities Construction and Impt. Proj.) 5% 12/1/18 (FSA Insured)	5,000,000	5,475,000
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C, 5% 8/1/27	$ 1,200,000	$ 1,215,120
Cuyahoga County Gen. Oblig. Series A:
0% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	2,311,872
0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,317,370
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,153,867
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	4,812,019
Dublin City School District 5% 12/1/21	1,200,000	1,303,032
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,379,217
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,175,720
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,326,235
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,183,787
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	5,908,313
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,229,160
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series A:
5% 11/1/15	260,000	278,273
5% 11/1/16	265,000	282,177
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,694,829
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,000,240
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,003,330
Hamilton City School District 5% 12/1/34	2,000,000	2,002,500
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,103,326
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,140,070
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,279,615
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,189,065
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,070,000	$ 1,154,016
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,887,903
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,598,028
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,712,194
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	934,723
Hamilton County Swr. Sys. Rev. Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,290,014
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,057,780
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,650
Hilliard School District 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,075,000	1,985,194
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,298,573
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,458,394
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,444,539
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,050,315
5% 8/15/15	1,160,000	1,141,974
5% 8/15/16	1,260,000	1,222,553
5% 8/15/17	1,000,000	960,630
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,228,725
0% 12/1/16 (FSA Insured)	1,200,000	932,916
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,020,110
5.5% 2/15/11	2,075,000	2,122,933
5.5% 2/15/12	600,000	620,400
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,745,000	$ 3,678,901
Lorain County Gen. Oblig. (Justice Ctr. Proj.) Series 2002, 5.5% 12/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,985,000	3,137,653
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,176,802
5% 11/15/38	3,730,000	3,385,796
5.375% 11/15/23 (AMBAC Insured)	5,000,000	4,665,850
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,024,920
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,214,136
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,063,280
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	110,208
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	175,000	169,454
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	100,000	95,725
Miamisburg City School District:
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,474,800
5% 12/1/33	1,340,000	1,347,933
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	4,958,950
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,296,083
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 C2, 4.1%, tender 11/10/11 (b)	1,900,000	1,943,016
Series 2008 D, 6.25% 10/1/33	2,500,000	2,766,825
Series A:
6% 12/1/19	1,470,000	1,511,777
6% 12/1/19 (Escrowed to Maturity) (d)	1,530,000	1,600,472
6% 12/1/26 (Escrowed to Maturity) (d)	3,000,000	3,112,770
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	4,506,150
Series D, 5.25%, tender 11/12/13 (b)	2,000,000	2,097,180
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,071,300
Series A, 6.25% 11/15/39	2,250,000	2,331,743
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,251,678
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,271,689
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 500,000	$ 586,685
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(c)	2,000,000	2,122,700
Ohio Bldg. Auth. (Juvenile Correctional Bldg. Fund Prog.) 5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485,000	2,624,160
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,149,775
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	534,825
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	7,020,000	7,410,523
Series 2005 B, 5% 5/1/16	1,000,000	1,118,550
Series A, 5.375% 8/1/16	5,980,000	6,363,677
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	1,926,313
Series D, 5% 3/1/24	3,415,000	3,526,261
Series 2008 A, 5.375% 9/1/28	7,050,000	7,534,547
Series A, 5.5% 9/15/16	11,060,000	11,891,148
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,763,986
Series 1994:
6.125% 10/1/15	2,000,000	2,305,020
6.25% 10/1/16	2,500,000	2,909,925
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,620,089
5.5% 1/1/43	2,000,000	1,993,900
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,051,240
(Univ. Hosp. Health Sys. Proj.) Series 2007 A, 5.25% 1/15/46	4,000,000	3,312,720
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,204,785
Series 2009, 5.5% 12/1/36	5,000,000	5,007,000
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,231,390
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,570,208
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (c)	3,000,000	2,658,900
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	$ 5,000,000	$ 5,051,800
Series 2003 B, 5.25% 6/1/16	5,000,000	5,447,850
Series 2008 A, 5% 12/1/26	2,225,000	2,326,794
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,424,830
Series 2001 A, 5.5% 2/15/26	1,600,000	1,630,704
5.5% 2/15/26 (Pre-Refunded to 2/15/11 @ 100) (d)	2,100,000	2,251,767
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,980,000	2,051,221
Series A:
4% 12/1/09 (FSA Insured)	30,000	30,404
5% 12/1/33 (FSA Insured)	1,190,000	1,160,464
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,568,143
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,000,000	1,023,540
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	3,006,302
5.25% 12/1/18	2,610,000	3,011,627
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,829,069
5.5% 6/1/17	3,710,000	4,338,251
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,901,961
5% 12/1/17	3,765,000	4,093,308
5.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,305,000	1,462,970
5.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,397,863
5.25% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260,000	1,418,458
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,333,589
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,300,754
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004, 4.5%, tender 1/4/10 (b)	3,250,000	3,250,000
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2005 B, 0% 12/1/14	$ 1,500,000	$ 1,273,695
5% 6/1/18	2,000,000	2,156,440
5.25% 12/1/19	1,975,000	2,277,847
Olentangy Local School District:
0% 12/1/17	110,000	81,036
5% 12/1/30 (FSA Insured)	4,025,000	4,121,520
5% 12/1/36	2,700,000	2,699,865
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	1,001,970
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755,000	1,876,797
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940,000	2,042,704
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	990,000	1,029,758
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	954,975
0% 12/1/17	1,250,000	902,813
5% 12/1/32	1,500,000	1,514,955
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	508,090
6.375% 11/15/30	330,000	330,409
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,123,340
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,254,816
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,499,250
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,012,960
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,516,286
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,044,851
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	473,337
5% 12/1/35 (FSA Insured)	2,500,000	2,336,725
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,768,408
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Summit County Gen. Oblig.: - continued
5.25% 12/1/21	$ 1,740,000	$ 1,862,461
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,113,627
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,056,920
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,015,060
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,157,996
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,511,130
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,095,280
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,406,110
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045,000	1,108,672
5.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315,000	1,393,400
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,041,920
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,503,479
5% 6/1/19 (AMBAC Insured)	1,520,000	1,569,233
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,049,020
5% 6/1/23 (FSA Insured)	2,000,000	2,083,040
5% 6/1/24 (FSA Insured)	2,000,000	2,074,100
Warren County Gen. Oblig.:
6.1% 12/1/12	315,000	335,689
6.65% 12/1/11	170,000	177,466
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,011,706
Wright State Univ. Gen. Receipts:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,459,411
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,513,426
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,581,402
		452,764,471
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,048,700
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	1,920,744
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,333,748
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	1,000,000	996,800
Series M2, 5.75%, tender 7/1/17 (b)	1,000,000	981,210
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	2,400,000	334,512
		6,615,714
Virgin Islands - 1.0%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	1,600,000	1,308,400
Virgin Islands Pub. Fin. Auth. Rev.:
Series 2009 A, 6.75% 10/1/37 (a)	1,000,000	998,610
Series A, 5% 10/1/09	500,000	497,995
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	1,828,080
		4,633,085
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $466,037,341)	465,404,518
NET OTHER ASSETS - 1.0%	4,486,145
NET ASSETS - 100%	$ 469,890,663
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	43.4%
Education	13.7%
Health Care	12.5%
Water & Sewer	10.9%
Others* (individually less than 5%)	19.5%
100.0%
*Includes net other assets
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $227,991 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $466,037,341)		$ 465,404,518
Cash		6,335,266
Receivable for investments sold		68,986
Receivable for fund shares sold		464,850
Interest receivable		3,971,875
Prepaid expenses		1,939
Other receivables		946
Total assets		476,248,380

Liabilities
Payable for investments purchased Regular delivery	$ 4,519,195
Delayed delivery	981,320
Payable for fund shares redeemed	112,544
Distributions payable	495,823
Accrued management fee	143,570
Other affiliated payables	81,518
Other payables and accrued expenses	23,747
Total liabilities		6,357,717

Net Assets		$ 469,890,663
Net Assets consist of:
Paid in capital		$ 471,456,378
Undistributed net investment income		16,723
Accumulated undistributed net realized gain (loss) on investments		(949,615)
Net unrealized appreciation (depreciation) on investments		(632,823)
Net Assets, for 41,735,464 shares outstanding		$ 469,890,663
Net Asset Value, offering price and redemption price per share ($469,890,663 ÷ 41,735,464 shares)		$ 11.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 10,306,762

Expenses
Management fee	$ 843,253
Transfer agent fees	177,960
Accounting fees and expenses	59,036
Custodian fees and expenses	3,232
Independent trustees' compensation	815
Registration fees	15,320
Audit	22,437
Legal	1,088
Miscellaneous	4,312
Total expenses before reductions	1,127,453
Expense reductions	(1,772)	1,125,681
Net investment income		9,181,081
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(585,163)
Change in net unrealized appreciation (depreciation) on investment securities		15,725,081
Net gain (loss)		15,139,918
Net increase (decrease) in net assets resulting from operations		$ 24,320,999

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,181,081	$ 17,430,256
Net realized gain (loss)	(585,163)	(227,996)
Change in net unrealized appreciation (depreciation)	15,725,081	(24,735,772)
Net increase (decrease) in net assets resulting from operations	24,320,999	(7,533,512)
Distributions to shareholders from net investment income	(9,175,525)	(17,431,194)
Distributions to shareholders from net realized gain	-	(299,285)
Total distributions	(9,175,525)	(17,730,479)
Share transactions Proceeds from sales of shares	51,870,596	106,766,039
Reinvestment of distributions	6,315,175	12,333,882
Cost of shares redeemed	(33,272,939)	(88,409,279)
Net increase (decrease) in net assets resulting from share transactions	24,912,832	30,690,642
Redemption fees	1,302	4,216
Total increase (decrease) in net assets	40,059,608	5,430,867

Net Assets
Beginning of period	429,831,055	424,400,188
End of period (including undistributed net investment income of $16,723 and undistributed net investment income of $11,167, respectively)	$ 469,890,663	$ 429,831,055
Other Information Shares
Sold	4,616,845	9,614,154
Issued in reinvestment of distributions	560,934	1,106,334
Redeemed	(2,968,857)	(8,078,772)
Net increase (decrease)	2,208,922	2,641,716

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 11.51	$ 11.60	$ 11.66	$ 11.98	$ 12.10
Income from Investment Operations
Net investment income D	.227	.449	.444	.459	.476	.496
Net realized and unrealized gain (loss)	.389	(.632)	(.040)	.050	(.135)	.026
Total from investment operations	.616	(.183)	.404	.509	.341	.522
Distributions from net investment income	(.226)	(.449)	(.444)	(.459)	(.476)	(.497)
Distributions from net realized gain	-	(.008)	(.050)	(.110)	(.185)	(.145)
Total distributions	(.226)	(.457)	(.494)	(.569)	(.661)	(.642)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.26	$ 10.87	$ 11.51	$ 11.60	$ 11.66	$ 11.98
Total Return B, C	5.69%	(1.62)%	3.59%	4.47%	2.90%	4.44%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.49%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.49%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.50% A	.47%	.45%	.45%	.47%	.49%
Net investment income	4.06% A	4.01%	3.88%	3.96%	4.00%	4.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 469,891	$ 429,831	$ 424,400	$ 421,878	$ 424,849	$ 423,597
Portfolio turnover rate	8% A	11%	22%	19%	23%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/09	% of fund's investments 12/31/08	% of fund's investments 6/30/08
0 - 30	77.0	77.6	76.5
31 - 90	6.2	4.5	5.7
91 - 180	10.0	7.6	11.8
181 - 397	6.8	10.3	6.0
Weighted Average Maturity
	6/30/09	12/31/08	6/30/08
Fidelity Ohio Municipal Money Market Fund	44 Days	44 Days	41 Days
Ohio Tax-Free Money Market Average*	42 Days	43 Days	38 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
Variable Rate Demand Notes (VRDNs) 69.9%	Variable Rate Demand Notes (VRDNs) 72.8%
Commercial Paper (including CP Mode) 4.6%	Commercial Paper (including CP Mode) 4.9%
Tender Bonds 0.6%	Tender Bonds 0.6%
Municipal Notes 17.3%	Municipal Notes 15.2%
Fidelity Municipal Cash Central Fund 4.7%	Fidelity Municipal Cash Central Fund 1.8%
Other Investments 4.5%	Other Investments 3.1%
Net Other Assets** (1.6)%	Net Other Assets 1.6%

** Net Other Assets not included in pie chart

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 101.6%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 1.75%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 1,100,000	$ 1,100,000
California - 0.3%
California Infrastructure & Econ. Dev. Bank Rev. (The Contemporary Jewish Museum Proj.) Series 2006, 0.25%, LOC Bank of America NA, VRDN (b)	2,200,000	2,200,000
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 1% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	500,000	500,000
Series 2008 B3, 1.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	800,000	800,000
		3,500,000
Florida - 0.1%
Florida Dev. Fin. Corp. Indl. Dev. (Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 0.62%, LOC Wachovia Bank NA, VRDN (b)(e)	1,145,000	1,145,000
Kentucky - 0.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.45%, LOC Commerzbank AG, VRDN (b)(e)	2,100,000	2,100,000
Series 2008 A, 0.42%, LOC Commerzbank AG, VRDN (b)(e)	2,600,000	2,600,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.44%, LOC Wachovia Bank NA, VRDN (b)(e)	1,000,000	1,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.45%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(e)	2,500,000	2,500,000
		8,200,000
Massachusetts - 0.6%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.39% (Liquidity Facility Citibank NA) (b)(g)	7,000,000	7,000,000
Minnesota - 0.7%
Minnesota Hsg. Fin. Agcy. Series 2009 C, 0.36% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (b)(e)	8,000,000	8,000,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.48%, LOC Bank of America NA, VRDN (b)(e)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2008 C1, 1.5%, LOC Bayerische Landesbank, VRDN (b)(e)	$ 1,000,000	$ 1,000,000
Series 2008 D1, 1.5%, LOC Landesbank Baden-Wuert, VRDN (b)	6,600,000	6,600,000
Series 2008 D2, 1.5%, LOC Landesbank Baden-Wuert, VRDN (b)	1,100,000	1,100,000
		8,700,000
North Carolina - 0.8%
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.48%, LOC Bank of America NA, VRDN (b)(e)	1,600,000	1,600,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.57%, LOC Wachovia Bank NA, VRDN (b)(e)	7,000,000	7,000,000
		8,600,000
Ohio - 91.5%
Akron Gen. Oblig. BAN Series 2008 B, 2.5% 12/10/09	8,885,000	8,925,809
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (b)	9,600,000	9,600,000
Series 2008 D, 0.33%, LOC Wachovia Bank NA, VRDN (b)	1,600,000	1,600,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	25,425,000	25,425,000
American Muni. Pwr.:
Bonds (Omega Joint Venture 6 Proj.) 0.65%, tender 8/15/09 (b)	6,378,000	6,378,000
Series 2008 A, 0.4% 9/24/09, LOC JPMorgan Chase Bank, CP	12,500,000	12,500,000
Avon Gen. Oblig. BAN Series 2009, 1.3% 5/12/10	2,800,000	2,810,758
Beavercreek City School District BAN:
Series 2008, 2% 8/18/09	3,000,000	3,003,134
Series 2009, 2% 8/18/09	9,805,000	9,822,492
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,625,000	4,625,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 0.45%, LOC Nat'l. City Bank Cleveland, VRDN (b)	1,165,000	1,165,000
Cleveland Arpt. Sys. Rev.:
Series 2008 B, 0.37%, LOC Wachovia Bank NA, VRDN (b)(e)	32,600,000	32,600,000
Series 2008 C, 0.37%, LOC Wachovia Bank NA, VRDN (b)(e)	17,645,000	17,645,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Cleveland Arpt. Sys. Rev.: - continued
Series 2008 D, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 3,775,000	$ 3,775,000
Series 2008 E, 0.5%, LOC KBC Bank NV, VRDN (b)(e)	24,425,000	24,425,000
Series 2009 A, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	6,160,000	6,160,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.3%, LOC Bank of America NA, VRDN (b)	1,300,000	1,300,000
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	16,000,000	16,000,000
Clinton County Arpt. Facilities Rev. (Wilmington Air Park, Inc.) Series 1991, 0.32%, LOC Wachovia Bank NA, VRDN (b)	11,650,000	11,650,000
Clinton Massie Local School District BAN (School Construction Proj.) 3.125% 11/18/09	2,020,000	2,023,959
Columbus City School District:
Participating VRDN Series 1488, 0.55% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(g)	8,515,000	8,515,000
BAN:
Series A, 2% 8/13/09	10,000,000	10,015,381
Series B, 1.5% 12/16/09	11,500,000	11,541,884
Columbus Gen. Oblig.:
Bonds Series 2005 D, 5% 12/15/09	1,000,000	1,017,837
BAN 2.5% 12/16/09	6,225,000	6,264,654
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 0.65%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	3,080,000	3,080,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)	12,370,000	12,370,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 2.9%, LOC JPMorgan Chase Bank, VRDN (b)(e)	690,000	690,000
(Pubco Corp. Proj.) Series 2001, 1.35%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	955,000	955,000
Cuyahoga Falls Gen. Oblig. BAN Series 2008, 2.75% 12/9/09	4,500,000	4,525,427
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.5%, VRDN (b)(e)	11,500,000	11,500,000
Delaware Gen. Oblig. BAN 1.5% 4/28/10	11,500,000	11,571,512
Franklin County Health Care Facilities Rev. (Friendship Villiage of Dublin, Ohio, Inc. Proj.) Series 2004 B, 0.3%, LOC Bank of America NA, VRDN (b)	300,000	300,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Franklin County Multi-family Rev. (Hanover Ridge Apts. Proj. 0.45%, LOC Fannie Mae, VRDN (b)(e)	$ 6,400,000	$ 6,400,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,450,000	3,450,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2006 C, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,580,000	8,580,000
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	16,395,000	16,395,000
Series 2000, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	15,230,000	15,230,000
Series 2002 I, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,010,000	7,010,000
Series 2007 N, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	3,500,000	3,500,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.34%, LOC JPMorgan Chase Bank, VRDN (b)	3,120,000	3,120,000
Hamilton Gen. Oblig. BAN 2% 9/10/09	12,000,000	12,000,000
Hilliard Gen. Oblig. BAN 2.25% 8/27/09	3,790,000	3,792,908
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	11,900,000	11,900,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 1.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,490,000	2,490,000
Lancaster Port Auth. Gas Rev. 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (b)	25,000,000	25,000,000
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	20,700,000	20,700,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.31%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,250,000	2,250,000
Lucas County Gen. Oblig. BAN 3% 7/30/09	7,000,000	7,007,108
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2008 A, 0.25%, LOC UBS AG, VRDN (b)	7,800,000	7,800,000
Mason City School District BAN 1.5% 2/4/10	3,560,000	3,575,820
Mason Gen. Oblig. BAN 1.5% 3/11/10	2,600,000	2,613,409
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 0.44%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	3,720,000	3,720,000
Medina County Indl. Dev. Rev. (Rembond Proj.) Series 1996, 1.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,005,000	1,005,000
Miamisburg City School District BAN Series 2008, 3.5% 7/28/09	12,400,000	12,405,841
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A:
0.4%, LOC Cr. Agricole SA, VRDN (b)(e)	$ 12,100,000	$ 12,100,000
1%, VRDN (b)	11,000,000	11,000,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	13,650,000	13,650,000
(FirstEnergy Corp. Proj.) Series 2006 B, 0.33%, LOC Wachovia Bank NA, VRDN (b)	2,100,000	2,100,000
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Fund Proj.) Series 2002 B, 5.25% 10/1/09	1,000,000	1,010,382
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/09	7,830,000	7,919,280
(James A. Rhodes State Office Tower Proj.) Series 1998 A, 5.25% 6/1/10	4,940,000	5,144,740
(William Green Bldg. Proj.) Series 2003 A, 5% 4/1/10	2,180,000	2,253,555
Ohio Gen. Oblig. Bonds:
(Full Faith and Cr./Hwy. User Receipts Proj.) Series G, 5% 5/1/10	2,000,000	2,074,835
(Higher Ed. Cap. Facilities Proj.) Series 2002 II A:
5.5% 12/1/09	2,490,000	2,533,731
5.5% 12/1/09	3,875,000	3,934,455
(Infrastructure Impt. Proj.):
Series 1999, 5.75% 2/1/12 (Pre-Refunded to 2/1/10 @ 101) (f)	1,000,000	1,040,980
Series 2000:
5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (f)	3,385,000	3,489,559
5.75% 2/1/20 (Pre-Refunded to 2/1/10 @ 100) (f)	1,795,000	1,850,654
Series 2000 B, 5.625% 5/1/15 (Pre-Refunded to 5/1/10 @ 100) (f)	1,000,000	1,042,665
Series 2002 B, 5% 11/1/09	1,000,000	1,010,672
Series K, 4% 5/1/10	1,000,000	1,027,352
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B6, 0.55% 12/1/09, CP	23,900,000	23,900,000
Ohio Higher Edl. Facility Commission Rev.:
Bonds:
(Univ. of Dayton Proj.) Series 2009, 4% 12/1/09	1,145,000	1,159,220
Series 2008 B5, 0.35% tender 10/15/09, CP mode	12,700,000	12,700,000
(Kenyon College Proj.) Series 1999, 0.18%, LOC Northern Trust Co., Chicago, VRDN (b)	3,000,000	3,000,000
(Mount Union College Proj.) Series 1995, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	2,545,000	2,545,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 2.62%, LOC RBS Citizens NA, VRDN (b)	$ 31,800,000	$ 31,800,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 0.47% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	2,715,000	2,715,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series Merlots 01 A78, 0.36% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	3,085,000	3,085,000
Series Merlots 06 A2, 0.36% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	6,295,000	6,295,000
Series Putters 1334, 0.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	8,320,000	8,320,000
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.35% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	6,000,000	6,000,000
Series 2005 F, 0.25% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	11,800,000	11,800,000
Series 2006 F, 0.28% (Liquidity Facility Citibank NA), VRDN (b)(e)	15,000,000	15,000,000
Series 2004 D, 0.25% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	4,740,000	4,740,000
Series B, 0.4% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	11,990,000	11,990,000
Series F, 0.25% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	5,000,000	5,000,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 2.75%, LOC RBS Citizens NA, VRDN (b)(e)	700,000	700,000
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.55%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	455,000	455,000
(Pine Crossing Apts. Proj.) 0.7%, LOC Bank of America NA, VRDN (b)(e)	5,670,000	5,670,000
(Wingate at Belle Meadows Proj.) 0.37%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	7,755,000	7,755,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 J, 0.25% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	12,000,000	12,000,000
Series 2006 N, 0.25% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	37,495,000	37,495,000
Series 2008 B, 0.4% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	12,100,000	12,100,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.: - continued
Series 2008 H, 0.41% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	$ 5,000,000	$ 5,000,000
Ohio Poll. Cont. Rev. (Sohio Air Proj.) Series 1995, 0.18%, VRDN (b)	4,400,000	4,400,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 0.33%, VRDN (b)(e)	28,275,000	28,275,000
Series 1999, 0.33% (BP PLC Guaranteed), VRDN (b)(e)	3,170,000	3,170,000
(BP Products NA, Inc. Proj.):
Series 2004, 0.33% (BP PLC Guaranteed), VRDN (b)(e)	7,995,000	7,995,000
Series B, 0.33% (BP PLC Guaranteed), VRDN (b)(e)	6,800,000	6,800,000
Ohio State Univ. Gen. Receipts Bonds Series 2005 A, 5% 6/1/10	6,470,000	6,735,113
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.48%, LOC Bank of America NA, VRDN (b)(e)	5,200,000	5,200,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series A, 0.32%, LOC Barclays Bank PLC, VRDN (b)(e)	2,880,000	2,880,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 B, 0.3%, LOC Barclays Bank PLC, VRDN (b)	600,000	600,000
Series A, 0.5%, LOC Barclays Bank PLC, VRDN (b)(e)	24,050,000	24,050,000
Ohio Wtr. Dev. Auth. Rev.:
Bonds (Drinking Wtr. Fund Prog.) Series 2008, 3.25% 12/1/09	1,265,000	1,278,662
BAN 4% 10/1/09	7,000,000	7,028,551
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. BAN 3% 8/4/09	11,000,000	11,017,592
Olentangy Local School District BAN 2% 10/9/09	4,750,000	4,764,847
Perrysburg Gen. Oblig. BAN:
3.5% 11/5/09	2,196,000	2,197,847
3.625% 11/5/09	1,450,000	1,451,831
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	12,100,000	12,100,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 1.4%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,765,000	1,765,000
Stow Gen. Oblig. BAN 1.5% 5/7/10	9,575,000	9,646,889
Sylvania City School District BAN 2% 7/23/09	5,000,000	5,002,248
Toledo City School District Bonds (School Facilities Impt. Proj.) Series 2009, 2% 12/1/09	4,330,000	4,349,901
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	6,800,000	6,800,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts:
BAN:
Series 2009 B, 2% 7/21/10 (a)	$ 16,000,000	$ 16,126,400
Series E, 2.75% 7/21/09	8,950,000	8,954,962
Series 2008 B, 3.15%, LOC Bayerische Landesbank, VRDN (b)	24,000,000	24,000,000
Univ. of Toledo Gen. Receipts Series 2008 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	3,150,000	3,150,000
Westlake Gen. Oblig. BAN 1.25% 1/28/10	3,100,000	3,104,421
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 2.5%, LOC RBS Citizens NA, VRDN (b)	2,200,000	2,200,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 1.35%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	1,520,000	1,520,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 2.2%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,850,000	3,850,000
		988,547,277
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	3,100,000	3,103,404
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	1,700,000	1,701,867
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	1,600,000	1,601,755
		6,407,026
Texas - 0.1%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.46%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	1,000,000	1,000,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.75%, LOC Fortis Banque SA, VRDN (b)(e)	900,000	900,000
Municipal Securities - continued
	Shares	Value
Other - 4.7%
Fidelity Municipal Cash Central Fund, 0.39% (c)(d)	51,104,000	$ 51,104,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,098,203,303)		1,098,203,303
NET OTHER ASSETS - (1.6)%		(17,595,598)
NET ASSETS - 100%		$ 1,080,607,705
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 44,046
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,047,099,303)	$ 1,047,099,303
Fidelity Central Funds (cost $51,104,000)	51,104,000
Total Investments (cost $1,098,203,303)		$ 1,098,203,303
Cash		436,385
Receivable for investments sold on a delayed delivery basis		2,500,000
Receivable for fund shares sold		8,847,136
Interest receivable		3,426,495
Distributions receivable from Fidelity Central Funds		14,195
Prepaid expenses		106,835
Other receivables		318
Total assets		1,113,534,667

Liabilities
Payable for investments purchased Regular delivery	$ 1,100,000
Delayed delivery	22,094,156
Payable for fund shares redeemed	9,100,506
Distributions payable	1,423
Accrued management fee	331,625
Other affiliated payables	279,396
Other payables and accrued expenses	19,856
Total liabilities		32,926,962

Net Assets		$ 1,080,607,705
Net Assets consist of:
Paid in capital		$ 1,080,256,691
Undistributed net investment income		87,291
Accumulated undistributed net realized gain (loss) on investments		263,723
Net Assets, for 1,080,175,740 shares outstanding		$ 1,080,607,705
Net Asset Value, offering price and redemption price per share ($1,080,607,705 ÷ 1,080,175,740 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 4,785,838
Income from Fidelity Central Funds		44,046
Total income		4,829,884

Expenses
Management fee	$ 2,132,810
Transfer agent fees	797,608
Accounting fees and expenses	64,441
Custodian fees and expenses	10,361
Independent trustees' compensation	2,052
Registration fees	24,709
Audit	16,436
Legal	3,198
Money Market Guarantee Program Fee	237,492
Miscellaneous	8,783
Total expenses before reductions	3,297,890
Expense reductions	(229)	3,297,661
Net investment income		1,532,223
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		94,845
Net increase in net assets resulting from operations		$ 1,627,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,532,223	$ 20,969,278
Net realized gain (loss)	94,845	168,878
Net increase in net assets resulting from operations	1,627,068	21,138,156
Distributions to shareholders from net investment income	(1,530,113)	(20,968,116)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,261,782,877	3,547,202,576
Reinvestment of distributions	1,512,137	20,673,460
Cost of shares redeemed	(1,407,020,214)	(3,561,061,911)
Net increase (decrease) in net assets and shares resulting from share transactions	(143,725,200)	6,814,125
Total increase (decrease) in net assets	(143,628,245)	6,984,165

Net Assets
Beginning of period	1,224,235,950	1,217,251,785
End of period (including undistributed net investment income of $87,291 and undistributed net investment income of $85,181, respectively)	$ 1,080,607,705	$ 1,224,235,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.018	.032	.030	.020	.008
Distributions from net investment income	(.001)	(.018)	(.032)	(.030)	(.020)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.13%	1.77%	3.22%	3.01%	1.99%	.76%
Ratios to Average Net Assets D, E
Expenses before reductions	.58% A	.54%	.52%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.58% A	.54%	.52%	.54%	.54%	.54%
Expenses net of all reductions	.58% A	.48%	.41%	.40%	.43%	.53%
Net investment income	.27% A	1.75%	3.17%	2.98%	1.98%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,080,608	$ 1,224,236	$ 1,217,252	$ 956,450	$ 801,905	$ 770,058

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. For the Income Fund, changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value. All inputs used to value investments as of June 30, 2009, for the Money Market Fund are categorized as Level 2 in the disclosure hierarchy.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and loss deferred due to straddles.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Ohio Municipal Income Fund	$ 466,026,183	$ 10,533,835	$ (11,155,500)	$ (621,665)
Fidelity Ohio Municipal Money Market Fund	1,098,203,303	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $46,756,152 and $18,742,198, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%	|
Fidelity Ohio Municipal Money Market Fund	.14%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Ohio Municipal Income Fund	$ 1,321

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Ohio Municipal Income Fund	$ 1,762	$ -	$ 10
Fidelity Ohio Municipal Money Market Fund	229	-	-

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Money Market Fund's cash position may be significant during the period.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Ohio Municipal Income Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

A special meeting of Fidelity Ohio Municipal Money Market Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	1,062,804,275.68	93.287
Withheld	76,479,112.93	6.713
TOTAL	1,139,283,388.61	100.000
Albert R. Gamper, Jr.
Affirmative	1,063,829,833.21	93.377
Withheld	75,453,555.40	6.623
TOTAL	1,139,283,388.61	100.000
Abigail P. Johnson
Affirmative	1,063,010,736.31	93.305
Withheld	76,272,652.30	6.695
TOTAL	1,139,283,388.61	100.000
Arthur E. Johnson
Affirmative	1,064,234,633.38	93.413
Withheld	75,048,755.23	6.587
TOTAL	1,139,283,388.61	100.000
Michael E. Kenneally
Affirmative	1,066,369,026.63	93.600
Withheld	72,914,361.98	6.400
TOTAL	1,139,283,388.61	100.000
James H. Keyes
Affirmative	1,064,690,310.64	93.453
Withheld	74,593,077.97	6.547
TOTAL	1,139,283,388.61	100.000
Marie L. Knowles
Affirmative	1,063,415,425.04	93.341
Withheld	75,867,963.57	6.659
TOTAL	1,139,283,388.61	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	1,064,071,271.06	93.398
Withheld	75,212,117.55	6.602
TOTAL	1,139,283,388.61	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ohio Municipal Income Fund / Fidelity Ohio Municipal Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated lines for quickest service

OFF-USAN-0809
1.787787.106

Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Pennsylvania Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Fidelity Pennsylvania Municipal Income Fund	.52%
Actual		$ 1,000.00	$ 1,048.90	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61
Fidelity Pennsylvania Municipal Money Market Fund	.55%
Actual		$ 1,000.00	$ 1,000.80	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.8	28.6
Transportation	15.2	17.2
Education	11.3	9.6
Escrowed/Pre-Refunded	10.8	12.0
Health Care	9.6	8.4
Weighted Average Maturity as of June 30, 2009
		6 months ago
Years	7.1	9.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	6.8	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
AA,A 77.3%	AA,A 72.6%
BBB 14.2%	BBB 21.2%
BB and Below 0.0%	BB and Below 0.1%
Not Rated 2.8%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 5.7%	Short-Term Investments and Net Other Assets 4.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (d)	$ 1,000,000	$ 1,137,910
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,464,644
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,165,090
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	708,421
		6,476,065
Pennsylvania - 94.5%
Allegheny County Series C55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,857,852
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,408,893
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,000,000	2,027,780
5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,042,180
5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,021,150
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.) Series 2002:
5.125% 3/1/32	1,700,000	1,704,267
5.25% 3/1/32	2,000,000	2,011,160
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	50,000	51,584
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,525,000	2,641,403
Series B, 5% 6/15/10	2,000,000	2,028,440
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	1,966,040
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	2,090,794
Series 2000, 5.5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	305,000	309,511
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Sanitation Auth. Swr. Rev.: - continued
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,725,000	$ 3,610,605
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,634,505
6% 3/1/31 (FSA Insured)	1,975,000	2,124,330
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18 (a)	3,000,000	3,079,860
Bethel Park School District Series 2009, 5% 8/1/29	9,000,000	8,988,390
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	261,173
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,870,000	1,698,615
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	2,280,000	2,593,637
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,057,410
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,014,783
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,558,650
Centennial School District Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,007,200
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (d)	5,000,000	6,449,700
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,039,860
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,027,120
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,622,284
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,450,102
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	2,963,910
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,141,550
6% 11/15/30	3,620,000	3,735,261
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series A:
5% 12/15/09	865,000	863,443
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series A: - continued
5% 12/15/10	$ 905,000	$ 896,547
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500,000	2,440,300
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165,000	2,296,264
East Stroudsburg Area School District:
Series 2007 A, 7.5% 9/1/22	1,000,000	1,223,430
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (d)	2,750,000	3,666,713
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,221,289
7.75% 4/1/25 (FSA Insured)	875,000	1,043,070
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (Pre-Refunded to 4/1/12 @ 100) (d)	1,655,000	1,844,531
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,191,824
Hollidaysburg Area School District Series C:
5% 3/15/21 (FSA Insured)	2,205,000	2,360,188
5% 3/15/23 (FSA Insured)	1,015,000	1,069,891
Kennett Consolidated School District Series A:
5.25% 2/15/15 (FGIC Insured)	705,000	760,350
5.25% 2/15/15 (Pre-Refunded to 2/15/13 @ 100) (d)	605,000	679,621
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,056,757
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2003 A, 3.6%, tender 12/1/09 (AMBAC Insured) (b)(c)	2,000,000	2,001,500
Mifflin County School District:
Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,349,708
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,398,614
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,055,920
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Retirement Cmnty. Proj.) 5% 11/15/09	1,300,000	1,309,516
Muhlenberg School District Series AA, 5.375% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,055,000	1,128,154
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (d)	$ 1,000,000	$ 983,240
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,879,106
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	2,843,181
6.375% 11/1/41 (c)	1,300,000	1,103,648
(Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	3,100,000	3,116,647
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (b)(c)	3,500,000	3,517,430
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	1,994,560
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 7%, tender 11/1/10 (b)(c)	1,500,000	1,528,920
Pennsylvania Gen. Oblig. First Series, 5.25% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (d)	125,000	137,670
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	2,200,000	2,229,986
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	1,471,475
(Trustees of the Univ. of Pennsylvania Proj.) Series B, 5.25% 9/1/15	1,000,000	1,147,910
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,100,230
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,012,700
5.25% 8/1/11 (FSA Insured)	1,000,000	1,012,700
Series 2001 A:
6% 1/15/22	400,000	409,564
6% 1/15/31	1,000,000	1,018,690
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	514,625
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,091,066
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (d)	45,000	50,979
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/17	$ 6,000,000	$ 6,588,660
Pennsylvania Pub. School Bldg. Auth. School Rev. (Philadelphia School District Proj.) 5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (d)	3,210,000	3,619,981
Pennsylvania State Univ.:
Series 2009 A, 5% 3/1/24	1,000,000	1,067,810
Series A, 5% 8/15/29	3,945,000	4,067,256
5% 9/1/29	1,550,000	1,586,146
5% 9/1/35	4,485,000	4,505,945
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,095,250
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S:
5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,168,060
5.625% 6/1/14	3,595,000	3,847,836
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	2,936,540
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,083,828
5% 12/1/25 (AMBAC Insured)	7,345,000	7,640,049
5% 12/1/26 (AMBAC Insured)	3,500,000	3,602,690
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,136,280
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,214,100
Philadelphia Arpt. Rev. 5.375% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,770,000	3,811,206
Philadelphia Auth. Indl. Dev. Lease Rev. Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,541,340
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,587,330
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,040,980
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,037,290
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,773,413
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,656,892
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,881,455
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,505,530
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1998 Gen. Ordinance Proj.):
Fourth Series, 5.25% 8/1/17 (Pre-Refunded to 8/1/13 @ 100) (d)	$ 2,290,000	$ 2,617,035
Seventh Series, 5% 10/1/37 (AMBAC Insured)	3,000,000	2,402,970
Philadelphia Gen. Oblig.:
Series 2001, 5.25% 9/15/12 (FSA Insured)	2,455,000	2,553,175
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	5,896,560
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,673,070
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	976,510
Series 2003 B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,118,520
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,883,791
Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	835,210
Philadelphia School District:
Series 2004 D:
5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	1,800,000	2,055,078
5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	2,785,000	3,195,815
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	2,937,729
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,179,083
Philadelphia Wtr. & Wastewtr. Rev. Series A:
5% 11/1/31 (FGIC Insured)	400,000	381,856
5% 11/1/31 (Pre-Refunded to 11/1/12 @ 100) (d)	720,000	802,526
5% 7/1/35	4,130,000	4,053,389
5.375% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,077,100
Pittsburgh Gen. Oblig.:
Series 2006 B, 5.25% 9/1/15 (FSA Insured)	2,000,000	2,129,440
Series A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,020,000	5,223,360
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,618,019
5.5% 9/1/16 (Pre-Refunded to 3/1/12 @ 100) (d)	2,435,000	2,692,039
Series B, 5.25% 9/1/16 (FSA Insured)	3,000,000	3,181,290
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity) (d)	$ 4,455,000	$ 5,099,460
6.5% 9/1/13 (FGIC Insured)	5,545,000	6,080,203
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,375,000	3,394,811
Souderton Area School District Series 2009:
5% 11/1/23	3,760,000	4,015,379
5% 11/1/24	2,065,000	2,193,278
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,668,650
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	841,895
5.375% 4/1/17 (FSA Insured)	830,000	879,352
5.375% 4/1/18 (FSA Insured)	875,000	922,548
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,062,450
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,861,301
5% 5/1/28 (FSA Insured)	1,000,000	1,041,920
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
(Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34 (a)	2,000,000	2,049,020
Series 2009 A:
4% 9/15/11	1,000,000	1,054,570
5% 9/15/16	1,150,000	1,290,622
Series 2009 B, 5.5% 9/15/24	5,250,000	5,727,278
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,980,917
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	1,997,408
West Mifflin Area School District Series 2009, 5.125% 4/1/31 (FSA Insured)	1,000,000	1,021,700
Westmoreland County Gen. Oblig. 0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	3,623,806
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	2,935,100
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A: - continued
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500,000	$ 1,363,900
0% 8/15/22	6,550,000	3,107,517
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	5,833,218
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,010,976
York County School of Technology Auth. Lease Rev. 5.375% 2/15/18 (Pre-Refunded to 2/15/13 @ 100) (d)	1,000,000	1,127,700
		362,906,367
Puerto Rico - 0.8%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,011,950
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	510,070
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	1,500,000	1,536,285
		3,058,305
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $370,851,515)	372,440,737
NET OTHER ASSETS - 3.0%	11,575,533
NET ASSETS - 100%	$ 384,016,270
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in these securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	29.8%
Transportation	15.2%
Education	11.3%
Escrowed/Pre-Refunded	10.8%
Health Care	9.6%
Water & Sewer	8.8%
Electric Utilities	7.9%
Others* (individually less than 5%)	6.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $370,851,515)		$ 372,440,737
Cash		12,109,023
Receivable for fund shares sold		1,232,292
Interest receivable		5,080,277
Prepaid expenses		1,519
Other receivables		4,380
Total assets		390,868,228

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,052,385
Payable for fund shares redeemed	141,283
Distributions payable	446,172
Accrued management fee	114,969
Other affiliated payables	72,270
Other payables and accrued expenses	24,879
Total liabilities		6,851,958

Net Assets		$ 384,016,270
Net Assets consist of:
Paid in capital		$ 383,200,592
Undistributed net investment income		29,924
Accumulated undistributed net realized gain (loss) on investments		(803,468)
Net unrealized appreciation (depreciation) on investments		1,589,222
Net Assets, for 36,525,905 shares outstanding		$ 384,016,270
Net Asset Value, offering price and redemption price per share ($384,016,270 ÷ 36,525,905 shares)		$ 10.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 7,616,367

Expenses
Management fee	$ 658,288
Transfer agent fees	158,231
Accounting fees and expenses	46,086
Custodian fees and expenses	2,266
Independent trustees' compensation	620
Registration fees	19,890
Audit	22,280
Legal	1,392
Miscellaneous	3,367
Total expenses before reductions	912,420
Expense reductions	(7,754)	904,666
Net investment income		6,711,701
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(78,174)
Change in net unrealized appreciation (depreciation) on investment securities		10,012,797
Net gain (loss)		9,934,623
Net increase (decrease) in net assets resulting from operations		$ 16,646,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,711,701	$ 13,101,124
Net realized gain (loss)	(78,174)	246,281
Change in net unrealized appreciation (depreciation)	10,012,797	(16,604,272)
Net increase (decrease) in net assets resulting from operations	16,646,324	(3,256,867)
Distributions to shareholders from net investment income	(6,707,014)	(13,097,181)
Distributions to shareholders from net realized gain	-	(724,260)
Total distributions	(6,707,014)	(13,821,441)
Share transactions Proceeds from sales of shares	74,732,056	102,929,655
Reinvestment of distributions	4,204,252	9,027,689
Cost of shares redeemed	(31,469,654)	(83,786,033)
Net increase (decrease) in net assets resulting from share transactions	47,466,654	28,171,311
Redemption fees	44,511	9,950
Total increase (decrease) in net assets	57,450,475	11,102,953

Net Assets
Beginning of period	326,565,795	315,462,842
End of period (including undistributed net investment income of $29,924 and undistributed net investment income of $25,237, respectively)	$ 384,016,270	$ 326,565,795
Other Information Shares
Sold	7,138,715	9,806,214
Issued in reinvestment of distributions	400,463	865,794
Redeemed	(3,002,251)	(8,088,631)
Net increase (decrease)	4,536,927	2,583,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.73	$ 10.78	$ 10.80	$ 11.02	$ 11.06
Income from Investment Operations
Net investment income D	.198	.416	.419	.433	.440	.454
Net realized and unrealized gain (loss)	.299	(.497)	(.005)	(.009)	(.148)	.006
Total from investment operations	.497	(.081)	.414	.424	.292	.460
Distributions from net investment income	(.198)	(.416)	(.419)	(.433)	(.439)	(.452)
Distributions from net realized gain	-	(.023)	(.045)	(.011)	(.073)	(.048)
Total distributions	(.198)	(.439)	(.464)	(.444)	(.512)	(.500)
Redemption fees added to paid in capitalD	.001	- F	- F	- F	- F	- F
Net asset value, end of period	$ 10.51	$ 10.21	$ 10.73	$ 10.78	$ 10.80	$ 11.02
Total Return B, C	4.89%	(.77)%	3.94%	4.02%	2.70%	4.28%
Ratios to Average Net Assets
Expenses before reductionsE	.52%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.52%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.51%A	.46%	.46%	.42%	.45%	.49%
Net investment income	3.80%A	3.96%	3.92%	4.03%	4.02%	4.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 384,016	$ 326,566	$ 315,463	$ 305,673	$ 306,732	$ 297,621
Portfolio turnover rate	3%A	17%	19%	19%	26%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/09	% of fund's investments 12/31/08	% of fund's investments 6/30/08
0 - 30	92.2	88.8	90.9
31 - 90	1.8	4.2	1.8
91 - 180	2.5	5.0	1.5
181 - 397	3.5	2.0	5.8
Weighted Average Maturity
	6/30/09	12/31/08	6/30/08
Fidelity Pennsylvania Municipal Money Market Fund	19 Days	19 Days	25 Days
Fidelity Pennsylvania Tax-Free Money Market Funds Average*	25 Days	23 Days	22 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
Variable Rate Demand Notes (VRDNs) 85.0%	Variable Rate Demand Notes (VRDNs) 85.9%
Commercial Paper (including CP Mode) 1.4%	Commercial Paper (including CP Mode) 4.8%
Tender Bonds 3.2%	Tender Bonds 2.3%
Municipal Notes 0.8%	Municipal Notes 1.6%
Fidelity Municipal Cash Central Fund 3.7%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 4.7%	Other Investments 5.1%
Net Other Assets 1.2%	Net Other Assets 0.3%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.8%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 1.75%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 700,000	$ 700,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 1% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	300,000	300,000
Series 2008 B3, 1.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	500,000	500,000
		800,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.34%, LOC Bank of America NA, VRDN (a)	995,000	995,000
Georgia - 0.5%
Coweta County Dev. Auth. Rev. (W.Y. Industries, Inc. Proj.) Series 2007, 0.57%, LOC Wachovia Bank NA, VRDN (a)(d)	3,580,000	3,580,000
Kentucky - 1.2%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.45%, LOC Commerzbank AG, VRDN (a)(d)	1,700,000	1,700,000
Series 2008 A, 0.42%, LOC Commerzbank AG, VRDN (a)(d)	1,800,000	1,800,000
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 3.5%, VRDN (a)(d)	3,400,000	3,400,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.45%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	1,800,000	1,800,000
		8,700,000
Massachusetts - 0.4%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Putters 2479Z, 0.55% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,100,000	3,100,000
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Merlots 00 UU, 0.46% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	425,000	425,000
Nevada - 0.7%
Clark County Arpt. Rev.:
Series 2008 C1, 1.5%, LOC Bayerische Landesbank, VRDN (a)(d)	700,000	700,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 D2, 1.5%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 1,800,000	$ 1,800,000
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Series 2005 A1, 1.5%, LOC Bayerische Landesbank, VRDN (a)(d)	2,700,000	2,700,000
		5,200,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.5%, VRDN (a)(d)	2,800,000	2,800,000
Oklahoma - 0.1%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 0.57%, LOC Wachovia Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Pennsylvania - 89.3%
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,250,000	4,250,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,100,000	5,100,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 1.95%, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,900,000	7,900,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 1.5%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	700,000	700,000
(R.I. Lampus Co. Proj.) Series 1997 A, 1.35%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	1,370,000	1,370,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,165,000	4,165,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.3%, LOC Barclays Bank PLC, VRDN (a)	3,700,000	3,700,000
Series 2006 A, 0.3%, LOC Barclays Bank PLC, VRDN (a)	1,400,000	1,400,000
Series 2006 B:
0.32%, LOC Citibank NA, VRDN (a)	7,600,000	7,600,000
0.35%, LOC Royal Bank of Scotland PLC, VRDN (a)	19,900,000	19,900,000
(Pennsylvania Elec. Co. Proj.) Series 2005 B, 0.38%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(d)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.32%, LOC Wachovia Bank NA, VRDN (a)	$ 9,285,000	$ 9,285,000
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.3%, LOC Banco Santander SA, VRDN (a)	7,600,000	7,600,000
Bethel Park School District Bonds Series 2009, 2% 8/1/09	830,000	831,041
Boyertown Area School District Bonds 2% 2/1/10	2,260,000	2,271,769
Bucks County Indl. Dev. Auth. Rev.:
(Snowball Real Estate LP Proj.) 0.62%, LOC Wachovia Bank NA, VRDN (a)(d)	1,805,000	1,805,000
Series 2007 B, 2.3%, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,815,000	3,815,000
Butler Co. Gen. Auth. Rev. (New Castle Area School District Proj.) Series 2009 A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,135,000	3,135,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A2, 0.55%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	3,300,000	3,300,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 2.47%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,275,000	1,275,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 2.15%, LOC Citizens Bank of Pennsylvania, VRDN (a)	20,000,000	20,000,000
Chester County Intermediate Unit Rev. Series 2003, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,900,000	1,900,000
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	6,830,000	6,830,000
Delaware County Auth. Rev. (Riddle Village Proj.) Series 2006, 0.3%, LOC Lloyds TSB Bank PLC, VRDN (a)	7,800,000	7,800,000
Delaware County Indl. Dev. Auth. Rev. Series 1997 G, 0.3% (Liquidity Facility Gen. Elec. Cap. Corp.), VRDN (a)	4,130,000	4,130,000
Downingtown Area School District Bonds:
Series 2009 A, 3% 11/1/09	1,690,000	1,704,079
Series 2009 AA, 3% 11/1/09	3,415,000	3,443,450
East Pennsboro Area School District Bonds 2% 10/1/09	1,005,000	1,008,132
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,890,000	1,890,000
Haverford Township School District Series 2009, 0.29%, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
Hempfied School District Gen. Oblig. Bonds 2.5% 10/15/09	960,000	965,005
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Huntingdon County Gen. Auth. College Rev. (Juniata College Proj.) Series 2001 A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 6,965,000	$ 6,965,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Exelon Generation Co. LLC Proj.) Series A, 0.25%, LOC BNP Paribas SA, VRDN (a)(d)	14,340,000	14,340,000
Lancaster County Hosp. Auth. Health Ctr. Rev.:
(Lancaster Gen. Hosp. Proj.) Series 2008, 0.36%, LOC Bank of America NA, VRDN (a)	14,990,000	14,990,000
(Masonic Homes Proj.):
Series 2008 A, 0.32%, LOC Wachovia Bank NA, VRDN (a)	4,135,000	4,135,000
Series 2008 B, 0.32%, LOC Wachovia Bank NA, VRDN (a)	8,200,000	8,200,000
Series 2008 D, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	1,930,000	1,930,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 0.57%, LOC Wachovia Bank NA, VRDN (a)(d)	600,000	600,000
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.32%, LOC Bank of America NA, VRDN (a)	3,965,000	3,965,000
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) Series 2003, 0.3%, LOC Bank of New York, New York, VRDN (a)	7,475,000	7,475,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
(Gaudenzia Foundation, Inc. Prog.) 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	850,000	850,000
(Peco Energy Co. Proj.) Series B, 0.32%, LOC Wachovia Bank NA, VRDN (a)(d)	500,000	500,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (a)	4,530,000	4,530,000
(Forge Gate Apts. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (a)	4,990,000	4,990,000
(Kingswood Apts. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (a)	6,780,000	6,780,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.6%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	3,920,000	3,920,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.6%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,487,000	2,487,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Bonds (PPL Energy Supply LLC Proj.) Series 2009 A, 0.9%, tender 7/1/09, LOC Wachovia Bank NA (a)	$ 8,000,000	$ 8,000,000
(Amtrak Proj.) Series 2001 B, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)(d)	20,910,000	20,910,000
(FirstEnergy Corp. Proj.) Series A, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	4,800,000	4,800,000
(PPL Energy Supply LLC Proj.) Series 2009 C, 0.3%, LOC Wachovia Bank NA, VRDN (a)	13,000,000	13,000,000
(PSEG Pwr. LLC Proj.) Series 2007, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,500,000	5,500,000
(Shippingport Proj.) Series A, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	10,100,000	10,100,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Hanover, LP Proj.) Series 2004, 0.57%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(d)	7,250,000	7,250,000
(Westrum Harleysville II, LP Proj.) Series 2005, 0.57%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(d)	11,535,000	11,535,000
Series 2002 B5, 0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	5,200,000	5,200,000
Series 2002 B6, 0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	700,000	700,000
Series 2004 D2, 0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,300,000	1,300,000
Series 2004 D6, 0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,100,000	2,100,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.5%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,700,000	3,700,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.5%, LOC Bank of America NA, VRDN (a)(d)	9,500,000	9,500,000
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.):
Series 1986 A, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	6,020,000	6,020,000
Series 1996 C, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	5,855,000	5,855,000
Pennsylvania Gen. Oblig.:
Bonds:
First Series 2002, 5.25% 2/1/10	1,325,000	1,361,726
Second Series 1992, 6% 7/1/09	4,375,000	4,375,000
Second Series:
5% 5/1/10	1,725,000	1,789,997
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
Bonds:
Second Series:
5.25% 10/15/09	$ 6,600,000	$ 6,663,204
Seconds Series 2003, 5% 7/1/10	1,000,000	1,044,958
Participating VRDN:
Series Putters 3350, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,045,000	7,045,000
Series Putters 3449, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	10,780,000	10,780,000
Series Putters 3451, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,900,000	4,900,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.38%, LOC UniCredit SpA, VRDN (a)	18,600,000	18,600,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Bryn Mawr College Proj.) Series 2009, 0.75%, tender 2/10/10 (a)	7,500,000	7,500,000
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2005 B, 5.25% 9/1/09	1,000,000	1,007,651
(UPMC Health Sys. Proj.) Series 2001 A, 5% 1/15/10	1,630,000	1,669,087
(Holy Family Univ. Proj.) Series 2008, 0.29%, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
(King's College Proj.) Series 2002 J3, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,565,000	1,565,000
(Mercyhurst College Proj.) Series 12, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	925,000	925,000
(Philadelphia Univ. Proj.) Series 2004 B, 0.32%, LOC Wachovia Bank NA, VRDN (a)	4,425,000	4,425,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.15%, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,800,000	8,800,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1118, 0.5% (Liquidity Facility Bank of America NA) (a)(d)(f)	4,225,000	4,225,000
Series Merlots 07 C50, 0.36% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	5,765,000	5,765,000
Series Putters 1213 B, 0.46% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	2,025,000	2,025,000
Series 2002 74A, 0.5% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	2,600,000	2,600,000
Series 2002 75A, 0.5% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	8,100,000	8,100,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2003 77B, 0.45% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	$ 11,575,000	$ 11,575,000
Series 2003 79B, 0.5% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	6,450,000	6,450,000
Series 2004 81C, 0.45% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	5,000,000	5,000,000
Series 2004 85C, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	500,000	500,000
Series 2005 90C, 0.45% (Liquidity Facility PNC Bank NA, Pittsburgh), VRDN (a)(d)	4,000,000	4,000,000
Series 2006 92B, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	30,270,000	30,270,000
Pennsylvania State Univ. Bonds Series 2009 B, 1.5%, tender 6/1/10 (a)	7,700,000	7,773,215
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B2, 0.3%, LOC Bank of America NA, VRDN (a)	5,300,000	5,300,000
Peters Township School District Gen. Oblig. Bonds Series 2009, 2% 3/1/10	1,000,000	1,008,628
Philadelphia Arpt. Rev. Series 2005 C, 0.4%, LOC TD Banknorth, NA, VRDN (a)(d)	27,700,000	27,700,000
Philadelphia Auth. for Indl. Dev. Rev.:
(New Courtland Elder Svcs. Proj.) Series 2003, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	9,875,000	9,875,000
(The Franklin Institute Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Bonds (Chestnut Hill College Proj.) Series 1999, 6% 10/1/29 (Pre-Refunded to 10/1/09 @ 102) (e)	4,360,000	4,504,832
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2005 A, 0.18% (Liquidity Facility Bank of America NA), VRDN (a)	1,900,000	1,900,000
Philadelphia School District:
Series 2008 A3, 0.32%, LOC Bank of America NA, VRDN (a)	17,000,000	17,000,000
Series 2008 B3, 0.27%, LOC Wachovia Bank NA, VRDN (a)	4,600,000	4,600,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.33%, LOC Bank of America NA, VRDN (a)	2,500,000	2,500,000
Phoenixville Area School District Gen. Oblig. Bonds Series 2009, 2% 8/1/09 (d)	1,305,000	1,306,526
Ridley School District Series 2009, 0.29%, LOC TD Banknorth, NA, VRDN (a)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Rose Tree Media School District Gen. Oblig. Bonds Series 2009 A, 3% 2/15/10	$ 1,110,000	$ 1,126,863
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series 2005 C, 0.23%, LOC Nat'l. City Bank Cleveland, VRDN (a)	6,370,000	6,370,000
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 B, 2.32%, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,000,000	8,000,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds (Univ. Cap. Proj.) Series C, 0.5% tender 9/2/09, CP mode	10,000,000	10,000,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.28%, LOC Wachovia Bank NA, VRDN (a)	10,600,000	10,600,000
		655,447,163
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.49%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	1,900,000	1,900,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	2,670,000	2,672,932
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	2,200,000	2,202,700
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	1,100,000	1,101,208
		7,876,840
South Carolina - 0.6%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 1.5%, LOC Landesbank Baden-Wuert, VRDN (a)	4,700,000	4,700,000
Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 1.4%, LOC Landesbank Baden-Wuert, VRDN (a)	2,000,000	2,000,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.75%, LOC Fortis Banque SA, VRDN (a)(d)	625,000	625,000
Municipal Securities - continued
	Shares	Value
Other - 3.7%
Fidelity Municipal Cash Central Fund, 0.39% (b)(c)	27,307,000	$ 27,307,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $725,256,003)		725,256,003
NET OTHER ASSETS - 1.2%		9,083,452
NET ASSETS - 100%		$ 734,339,455
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 23,425
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in these securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $697,949,003)	$ 697,949,003
Fidelity Central Funds (cost $27,307,000)	27,307,000
Total Investments (cost $725,256,003)		$ 725,256,003
Cash		10,976,348
Receivable for fund shares sold		6,139,015
Interest receivable		1,055,995
Distributions receivable from Fidelity Central Funds		7,633
Prepaid expenses		71,809
Other receivables		392
Total assets		743,507,195

Liabilities
Payable for fund shares redeemed	8,854,531
Distributions payable	624
Accrued management fee	312,387
Other affiliated payables	198
Total liabilities		9,167,740

Net Assets		$ 734,339,455
Net Assets consist of:
Paid in capital		$ 734,286,580
Undistributed net investment income		84,918
Accumulated undistributed net realized gain (loss) on investments		(32,043)
Net Assets, for 734,221,784 shares outstanding		$ 734,339,455
Net Asset Value, offering price and redemption price per share ($734,339,455 ÷ 734,221,784 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Interest		$ 2,783,634
Income from Fidelity Central Funds		23,425
Total income		2,807,059

Expenses
Management fee	$ 1,982,535
Independent trustees' compensation	1,421
Money Market Guarantee Program Fee	168,947
Total expenses before reductions	2,152,903
Expense reductions	(3,543)	2,149,360
Net investment income		657,699
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,124
Net increase in net assets resulting from operations		$ 660,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 657,699	$ 14,920,117
Net realized gain (loss)	3,124	21,150
Net increase in net assets resulting from operations	660,823	14,941,267
Distributions to shareholders from net investment income	(657,669)	(14,920,660)
Distributions to shareholders from net realized gain	-	(75,788)
Total distributions	(657,669)	(14,996,448)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,047,909,718	2,842,169,872
Reinvestment of distributions	646,245	14,678,536
Cost of shares redeemed	(1,163,156,186)	(2,728,271,176)
Net increase (decrease) in net assets and shares resulting from share transactions	(114,600,223)	128,577,232
Total increase (decrease) in net assets	(114,597,069)	128,522,051

Net Assets
Beginning of period	848,936,524	720,414,473
End of period (including undistributed net investment income of $84,918 and undistributed net investment income of $84,888, respectively)	$ 734,339,455	$ 848,936,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.018	.032	.030	.020	.008
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.018	.032	.030	.020	.008
Distributions from net investment income	(.001)	(.018)	(.032)	(.030)	(.020)	(.008)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	(.001)	(.018)	(.032)	(.030)	(.020)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.08%	1.85%	3.25%	3.05%	2.02%	.81%
Ratios to Average Net Assets D, E
Expenses before reductions	.55% A	.51%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.55% A	.51%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.55% A	.46%	.40%	.38%	.41%	.48%
Net investment income	.17% A	1.82%	3.20%	3.02%	2.02%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 734,339	$ 848,937	$ 720,414	$ 539,237	$ 426,387	$ 331,836

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009 have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. The aggregate value by input level, as of June 30, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value. All inputs used to value investments as of June 30, 2009, for the Money Market Fund are categorized as Level 2 in the disclosure hierarchy.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, losses deferred due to wash sales, futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 370,826,000	$ 7,865,705	$ (6,250,968)	$ 1,614,737
Fidelity Pennsylvania Municipal Money Market Fund	725,256,003	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $55,593,149 and $5,430,453, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.09%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 1,020

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Income Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Pennsylvania Municipal Income Fund	$ 2,266	$ 5,485	$ 3

Semiannual Report

8. Expense Reductions - continued

In addition, through an arrangement with Money Market Fund's custodian and transfer agent, $3,543 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Money Market Fund's cash position may be significant during the period.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Pennsylvania Municipal Money Market Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	1,062,804,275.68	93.287
Withheld	76,479,112.93	6.713
TOTAL	1,139,283,388.61	100.000
Albert R. Gamper, Jr.
Affirmative	1,063,829,833.21	93.377
Withheld	75,453,555.40	6.623
TOTAL	1,139,283,388.61	100.000
Abigail P. Johnson
Affirmative	1,063,010,736.31	93.305
Withheld	76,272,652.30	6.695
TOTAL	1,139,283,388.61	100.000
Arthur E. Johnson
Affirmative	1,064,234,633.38	93.413
Withheld	75,048,755.23	6.587
TOTAL	1,139,283,388.61	100.000
Michael E. Kenneally
Affirmative	1,066,369,026.63	93.600
Withheld	72,914,361.98	6.400
TOTAL	1,139,283,388.61	100.000
James H. Keyes
Affirmative	1,064,690,310.64	93.453
Withheld	74,593,077.97	6.547
TOTAL	1,139,283,388.61	100.000
Marie L. Knowles
Affirmative	1,063,415,425.04	93.341
Withheld	75,867,963.57	6.659
TOTAL	1,139,283,388.61	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	1,064,071,271.06	93.398
Withheld	75,212,117.55	6.602
TOTAL	1,139,283,388.61	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results - continued

A special meeting of Fidelity Pennsylvania Municipal Income Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Pennsylvania Municipal Income Fund / Fidelity Pennsylvania Municipal Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

PFR-USAN-0809
1.787788.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 28, 2009